SEGMENTED INFORMATION - Geographic Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 40,786	$ 24,411
Total assets	192,720	159,826
United States
Disclosure of geographical areas [line items]
Revenue	8,284	8,073
Total assets	84,860	75,556
Canada
Disclosure of geographical areas [line items]
Revenue	5,883	4,427
Total assets	21,897	19,324
United Kingdom
Disclosure of geographical areas [line items]
Revenue	15,106	2,858
Total assets	20,005	15,740
Other Europe
Disclosure of geographical areas [line items]
Revenue	617	465
Total assets	3,979	4,460
Australia
Disclosure of geographical areas [line items]
Revenue	4,405	3,843
Total assets	14,501	12,920
Brazil
Disclosure of geographical areas [line items]
Revenue	3,206	1,737
Total assets	23,931	12,807
Colombia
Disclosure of geographical areas [line items]
Revenue	970	975
Total assets	7,362	7,296
Other
Disclosure of geographical areas [line items]
Revenue	2,315	2,033
Total assets	$ 16,185	$ 11,723